Offerings - Offering: 1	Jul. 22, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 4,033,602.78
Amount of Registration Fee	$ 557.04
Offering Note	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026. An aggregate fee of $557.04 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94568) on April 27, 2026.